TAXATION - Income Tax - Applicable Tax Rates (Details)				9 Months Ended		12 Months Ended			24 Months Ended
	Apr. 01, 2018	Dec. 22, 2017	Dec. 21, 2017	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
TAXATION
Withholding tax rate (as a percent)				10.00%		10.00%
Withholding tax rate applicable to beneficial owner ( as a percent)				5.00%		5.00%
The United States ("US")
TAXATION
Applicable tax rate (as a percent)		21.00%	35.00%	35.00%		35.00%
Hong Kong
TAXATION
Applicable tax rate (as a percent)				16.50%	16.50%	16.50%
Hong Kong | Assessable profits on the first HK$2 million
TAXATION
Applicable tax rate (as a percent)	8.25%
Hong Kong | Assessable profits in excess of HK$2 million
TAXATION
Applicable tax rate (as a percent)	16.50%
China
TAXATION
Applicable tax rate (as a percent)				25.00%		25.00%
Preferential tax rate (as a percent)				15.00%		15.00%
Super deduction of research and development expenses (as a percent)				175.00%		175.00%
China | Futu Network Technology (Shenzhen) Co., Ltd
TAXATION
Preferential tax rate (as a percent)							15.00%	15.00%	15.00%
Preferential tax rate, valid period							3 years	3 years
SINGAPORE
TAXATION
Applicable tax rate (as a percent)				17.00%		17.00%